Investment in Associated Companies (Additional Information - ZIM) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Sep. 30, 2016	Dec. 31, 2014
Disclosure of associates [line items]
Liabilities	$ 1,474,510	$ 4,243,589		$ 3,219,222
Total consideration transferred	(3,280)
Goodwill	459	96,095
Total equity	1,051,347	894,204		1,263,555			$ 1,437,698
Operating profit from continuing operations	42,291	(70,940)	[1]	244,860	[1]
Profit/(loss) for the year	(268,120)	394,002	[1]	(95,892)	[1]
Write back/(impairment) of assets and investments	$ (28,758)	72,263	[1]	6,541	[1]
Disposal gain		$ 5,000		10,000
ZIM [Member]
Disclosure of associates [line items]
Proportion of ownership interest	32.00%	32.00%
Lease contracts	$ 73,000
Total equity	(93,000)	$ (101,000)
Working capital	(107,000)	(65,000)
Operating profit from continuing operations	135,000	52,000		98,000
Profit/(loss) for the year	11,000	164,000		7,000
Liquidity	182,000
Deferred Amounts		116,000
Secured deferred amount	$ 108,000
Margin	9.00%
Discount rate	30.00%
Write back/(impairment) of assets and investments	$ 28,758	(72,263)		7,000
Disposal gain		16,000		$ 32,000
Write-back impairment		29,000
Borrowings		120,000
ZIM [Member] | ZIM Deferred Amounts [Member]
Disclosure of associates [line items]
Interest rate basis	LIBOR
Adjustment to interest rate basis	2.80%
ZIM [Member] | Bottom of range [member]
Disclosure of associates [line items]
Liquidity	$ 125,000	$ 125,000				$ 150,000
Fixed charge coverage ratio	0.78
Total leverage ratio	6.64
Recoverable amount excess	$ 418,000
ZIM [Member] | Bottom of range [member] | Level 3 of fair value hierarchy [member]
Disclosure of associates [line items]
Net Debt	120,000
ZIM [Member] | Top of range [Member]
Disclosure of associates [line items]
Liquidity	$ 182,000
Fixed charge coverage ratio	0.99
Total leverage ratio	23.69
Recoverable amount excess	$ 543,000
ZIM [Member] | Top of range [Member] | Level 3 of fair value hierarchy [member]
Disclosure of associates [line items]
Net Debt	$ 180,000

[1]	Restated (See note 2.E and 28)